Net revenues	12 Months Ended
Dec. 31, 2022
Net Revenues
Net revenues

6	Net revenues

Accounting policy

Revenues represent the amount of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenues are shown net of value-added tax, returns, rebates and discounts, after eliminating sales between the consolidated companies.

The Company recognizes revenues when a performance obligation is satisfied by transferring a promised good or service to a customer. The asset is transferred when the customer obtains control of that asset. To determine the point in time at which a customer obtains control of a promised asset the Company considers the following indicators: (i) the Company has a present right to payment for the asset; (ii) the customer has legal title to the asset; (iii) the Company has transferred physical possession of the asset; (iv) the customer has the significant risks and rewards of ownership of the asset; (v) the customer has accepted the asset.

Identification and timing of satisfaction of performance obligations

The Company has two distinct performance obligations included in certain sales contracts:

(i) the promise to provide goods to its customers; and (ii) the promise to provide freight and insurance services to its customers.

Promise to provide goods: this performance obligation is satisfied when the control of such goods is transferred to the final customer, which is substantially determined based on the Incoterms agreed upon in each of the contracts with customers.

Promise to provide freight and insurance services: this performance obligation is satisfied when the freight and insurance services contracted to customers are completed.

As a result of the distinct performance obligations identified, part of the Company’s revenues is presented as revenues from services. Cost related to revenues from services is presented as Cost of sales. Revenues from the sale of goods and from freight and insurance services are recognized at a point in time when control is transferred and when contracted services are provided. It is at this point that a trade receivable is recognized because only the passage of time is required before the consideration is due. The Company does not have any contract assets, which give right to consideration in exchange for goods or services that the Company has transferred to the customer, since all rights to consideration of the contracts are unconditional.

Deferred revenues are related to contractual obligations that are an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration from the customer (or the payment is due) but the transfer has not yet been completed. For contracts where performance obligations are satisfied over a period of time, the stage of completion is required to calculate how much revenue should be recognized to date and revenue shall be deducted from the prepayment to the extent that performance obligations are delivered. Refer to note 29 for the specific accounting policy and information related to NEXA’s contractual obligations.

Determining the transaction price and the amounts allocated to performance obligations

The Company considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration that the Company expects to be entitled to receive in exchange for transferring promised goods or services to its customers. Transaction price is allocated to each performance obligation on a relative standalone selling price basis.

The transaction prices included in the Company’s sales contracts are mainly based on international prices references and subject to price adjustments based on the market price at the end of the relevant quotation period stipulated in the sales contract. These are referred to as provisional pricing arrangements which are subject to a monthly price adjustment as per the London Metal Exchange (LME) quotational periods. As of December 31, 2022, the pending price adjustments to be made were not material.

Additionally, the Company has a contractual obligation related to a long-term silver streaming arrangement linked to specific production of its Cerro Lindo mine. The Company received an upfront payment in advance of this specific production. The transaction price is linked to the silver production and spot market prices, which change over time and, therefore, it is accounted for as variable consideration. For more details about this streaming transaction see note 29.

(a)	Composition

(i)	Gross billing reconciliation

	2022	2021	2020
Gross billing	3,440,863	2,974,850	2,138,786
Billing from products	3,330,975	2,898,210	2,074,203
Billing from freight and insurance services	109,888	76,640	64,583
Taxes on sales	(402,064)	(347,311)	(184,714)
Return of products sales	(4,809)	(5,429)	(3,143)
Net revenues	3,033,990	2,622,110	1,950,929

(ii)	Net revenues breakdown

	2022	2021	2020
Zinc	2,093,105	1,844,632	1,323,287
Lead	276,438	223,341	161,964
Copper	290,519	305,793	197,756
Silver	57,921	69,691	58,568
Other products	206,119	102,013	144,771
Freight and insurance services	109,888	76,640	64,583
Net revenues	3,033,990	2,622,110	1,950,929

Taxes on sales	402,064	347,311	184,714
Return of products sales	4,809	5,429	3,143
Gross billing	3,440,863	2,974,850	2,138,786

(b)	Information on geographical areas in which the Company operates

The geographical areas are determined based on the location of the Company’s customers. The net revenues of the Company, classified by geographical location and currency, are as follows:

(i)       Net revenues by geographical location

	2022	2021	2020
Peru	859,760	774,735	485,850
Brazil	827,173	753,280	583,141
United States	174,526	119,564	116,717
Singapore	166,412	56,879	76,724
Switzerland	124,726	78,770	68,912
Chile	120,060	54,044	48,969
Luxembourg	95,252	97,462	76,072
Argentina	94,433	93,107	56,165
Japan	71,370	58,296	46,719
Taiwan	65,036	53,752	28,764
Colombia	64,013	54,325	34,768
South Africa	55,864	25,126	-
Turkey	54,955	34,493	25,005
Austria	48,676	45,057	35,197
South Korea	32,406	118,596	77,429
Malaysia	26,032	25,681	13,948
Belgium	17,905	13,690	30,174
Ecuador	15,433	15,652	9,095
Netherlands	13,623	17,693	11,740
Italy	9,586	14,834	9,895
Vietnam	8,396	14,555	10,798
Other	88,353	102,519	104,847
Net revenues	3,033,990	2,622,110	1,950,929

(ii)     Net revenues by currency

	2022	2021	2020
USD	2,251,866	1,914,905	1,388,746
Brazilian Real (“BRL”)	782,124	707,205	562,183
Net revenues	3,033,990	2,622,110	1,950,929